CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Cost of revenues	[1]	¥ (918,549)	¥ (592,946)
Gross profit		1,166,822	1,160,749
Selling and marketing expenses	[1]	(1,047,632)	(707,157)
General and administrative expenses	[1]	(546,568)	(354,832)
Research and development expenses	[1]	(167,254)	(100,032)
Operating income (loss)		(594,632)	(1,272)
Interest income		26,200	16,097
Other income (loss)		(33,583)	16,702
Loss on foreign currency forward contract
Foreign currency exchange gains (loss)		4,951	(6,284)
Income (loss) before income taxes		(597,064)	25,243
Income tax (expense) benefit		4,865	(25,390)
Net income (loss)		(592,199)	(147)
Less: Net loss attributable to non-controlling interests		(2,025)
Net income (loss) attributable to Class A and Class B ordinary shareholders		¥ (590,174)	¥ (147)
Basic earnings (loss) per Class A and Class B ordinary share		¥ (10.744)	¥ (0.003)
Diluted earnings (loss) per Class A and Class B ordinary share		¥ (10.744)	¥ (0.003)
Net income (loss)		¥ (592,199)	¥ (147)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes		11,100	(13,832)
Unrealized holding gains (loss) on available for sale securities, net of RMB 42, RMB 2,818 and RMB nil income taxes for year 2016, 2017 and 2018			11,496
Less: Other-than-temporary impairment loss recognized in other comprehensive loss (before tax)			(5,000)
Comprehensive income (loss)		¥ (581,099)	¥ (18,979)

[1]	(a) Includes share-based compensation expense as follows (note 16):